Cover	6 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--06-30
Entity File Number	001-41085
Entity Registrant Name	SNOW LAKE RESOURCES LTD.
Entity Central Index Key	0001769697